Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basic EPS
Net income attributable to parent company as reported	$ 166	$ 1,557	$ 4,211
Weighted average number of shares outstanding (in shares)	893,291,706	901,210,072	903,513,952
Earnings per share, basic (in usd per share)	$ 0.19	$ 1.73	$ 4.66
Diluted EPS
Net income attributable to parent company as reported	$ 166	$ 1,557	$ 4,211
Interest expense, net of income tax effect	1	1	1
Net income attributable to parent company as adjusted	$ 167	$ 1,558	$ 4,212
Weighted average number of shares outstanding (in shares)	893,291,706	901,210,072	903,513,952
Dilutive effect of stock awards (in shares)	2,953,779	4,310,211	6,858,815
Dilutive effect of convertible bonds (in shares)	26,806,182	33,825,000	33,825,000
Number of shares used in calculating diluted EPS (in shares)	923,051,667	939,345,283	944,197,767
Earnings per share, diluted (in usd per share)	$ 0.18	$ 1.66	$ 4.46